UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT
INVESTMENT COMPANY

Investment Company Act file number                   811- 3081

Dreyfus Appreciation Fund, Inc.
(Exact name of Registrant as specified in charter)

c/o The Dreyfus Corporation
200 Park Avenue
New York, New York 10166
(Address of principal executive offices) (Zip code)

Michael A. Rosenberg, Esq.
200 Park Avenue
New York, New York 10166
(Name and address of agent for service)

Registrant's telephone number, including area code:		(212) 922-6000
Date of fiscal year end:	12/31
Date of reporting period:	3/31/10

FORM N-Q

Item 1. Schedule of Investments.

STATEMENT OF INVESTMENTS
Dreyfus Appreciation Fund, Inc.
March 31, 2010 (Unaudited)

Common Stocks--99.2%	Shares	Value ($)
Consumer Discretionary--8.8%
Christian Dior	293,500	31,309,098
McDonald's	719,700	48,018,384
McGraw-Hill	667,000	23,778,550
News, Cl. A	2,212,308	31,879,358
News, Cl. B	166,900 a	2,838,969
Target	469,100	24,674,660
		162,499,019
Consumer Staples--34.2%
Altria Group	2,373,700	48,708,324
Coca-Cola	1,595,000	87,725,000
Estee Lauder, Cl. A	322,900 a	20,946,523
Fomento Economico Mexicano, ADR	185,500	8,816,815
Kraft Foods, Cl. A	350,568	10,601,176
Nestle, ADR	1,921,150	98,362,880
PepsiCo	679,300	44,942,488
Philip Morris International	2,373,700	123,812,192
Procter & Gamble	1,367,300	86,509,071
SYSCO	434,100	12,805,950
Wal-Mart Stores	689,100	38,313,960
Walgreen	1,272,200	47,185,898
Whole Foods Market	157,500 a,b	5,693,625
		634,423,902
Energy--18.6%
Chevron	822,400	62,362,592
ConocoPhillips	881,700	45,116,589
Exxon Mobil	1,523,598	102,050,594
Halliburton	542,200	16,336,486
Occidental Petroleum	616,600	52,127,364
Royal Dutch Shell, ADR	441,800	25,562,548
Total, ADR	714,900	41,478,498
		345,034,671
Financial--6.2%
Bank of America	1,046,950	18,688,058
Berkshire Hathaway, Cl. A	322 b	39,219,600
HSBC Holdings, ADR	555,166 a	28,141,365

JPMorgan Chase & Co.	653,400	29,239,650
		115,288,673
Health Care--11.5%
Abbott Laboratories	861,300	45,373,284
Becton Dickinson & Co.	39,300	3,094,089
Intuitive Surgical	21,200 a,b	7,380,356
Johnson & Johnson	1,265,900	82,536,680
Medtronic	279,500	12,585,885
Merck & Co.	334,000	12,474,900
Novo Nordisk, ADR	258,500	19,935,520
Roche Holding, ADR	758,400	30,730,368
		214,111,082
Industrial--4.9%
Caterpillar	312,500 a	19,640,625
General Dynamics	74,000	5,712,800
General Electric	1,877,400	34,168,680
McDermott International	168,300 b	4,530,636
United Technologies	376,600	27,721,526
		91,774,267
Information Technology--12.3%
Apple	264,200 b	62,068,506
Automatic Data Processing	447,800	19,913,666
Cisco Systems	947,100 b	24,653,013
Intel	3,014,500	67,102,770
Microsoft	790,000	23,123,300
QUALCOMM	302,000	12,680,980
Texas Instruments	802,200	19,629,834
		229,172,069
Materials--2.7%
Freeport-McMoRan Copper & Gold	185,600 a	15,505,024
Praxair	385,100	31,963,300
Rio Tinto, ADR	14,800	3,503,604
		50,971,928
Total Common Stocks
(cost $1,161,693,508)		1,843,275,611

Other Investment--.6%
Registered Investment Company;
Dreyfus Institutional Preferred
Plus Money Market Fund
(cost $10,677,000)	10,677,000 [c]	10,677,000

Investment of Cash Collateral for
Securities Loaned--1.4%
Registered Investment Company;
Dreyfus Institutional Cash
Advantage Fund
(cost $25,810,587)	25,810,587 [c]	25,810,587

Total Investments (cost $1,198,181,095)	101.2%	1,879,763,198
Liabilities, Less Cash and Receivables	(1.2%)	(22,851,978)
Net Assets	100.0%	1,856,911,220

ADR - American Depository Receipts

a	Security, or portion thereof, on loan. At March 31, 2010, the total market value of the fund's securities on loan is
$25,149,854 and the total market value of the collateral held by the fund is $25,810,587.
b	Non-income producing security.
c	Investment in affiliated money market mutual fund.

At March 31, 2010, the aggregate cost of investment securities for income tax purposes was $1,198,181,095.

Net unrealized appreciation on investments was $681,582,103 of which $747,314,814 related to appreciated investment securities and $65,732,711 related to depreciated investment securities.

Various inputs are used in determining the value of the fund's investments relating to fair value measurements.

These inputs are summarized in the three broad levels listed below.

Level 1 - unadjusted quoted prices in active markets for identical investments.
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
Level 3 - significant unobservable inputs (including fund's own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used as of March 31, 2010 in valuing the fund's investments:

			Level 3 -
	Level 1 -	Level 2 - Other	Significant
	Unadjusted	Significant Observable	Unobservable
Assets ($)	Quoted Prices	Inputs	Inputs	Total
Investments in Securities:
Equity Securities - Domestic+	1,555,434,915	-	-	1,555,434,915
Equity Securities - Foreign+	287,840,696	-	-	287,840,696
Mutual Funds	36,487,587	-	-	36,487,587

+ See Statement of Investments for industry classification.

The Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) is the exclusive reference of authoritative U.S. generally accepted accounting principles (“GAAP”) recognized by the FASB to be applied by nongovernmental entities. Rules and interpretive releases of the Securities and Exchange Commission (“SEC”) under authority of federal laws are also sources of authoritative GAAP for SEC registrants. The fund's financial statements are prepared in accordance with GAAP, which may require the use of management estimates and assumptions. Actual results could differ from those estimates.

Portfolio valuation: Investments in securities are valued at the last sales price on the securities exchange or national securities market on which such securities are primarily traded. Securities listed on the National Market System for which market quotations are available are valued at the official closing price or, if there is no official closing price that day, at the last sales price. Securities not listed on an exchange or the national securities market, or securities for which there were no transactions, are valued at the average of the most recent bid and asked prices. Bid price is used when no asked price is available. Registered investment companies that are not traded on an exchange are valued at their net asset value. When market quotations or official closing prices are not readily available, or are determined not to reflect accurately fair value, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded (for example, a foreign exchange or market), but before the fund calculates its net asset value, the fund may value these investments at fair value as determined in accordance with the procedures approved by the Board of Directors. Fair valuing of securities may be determined with the assistance of a pricing service using calculations based on indices of domestic securities and other appropriate indicators, such as prices of relevant ADRs and futures contracts. For other securities that are fair valued by the Board of Directors, certain factors may be considered such as: fundamental analytical data, the nature and duration of restrictions on disposition, an evaluation of the forces that influence the market in which the securities are purchased and sold, and public trading in similar securities of the issuer or comparable issuers. Financial futures are valued at the last sales price. Investments denominated in foreign currencies are translated to U.S. dollars at the prevailing rates of exchange.

Pursuant to a securities lending agreement with The Bank of New York Mellon, a subsidiary of BNY Mellon and an affiliate of Dreyfus, the fund may lend securities to qualified institutions. It is the fund’s policy that, at origination, all loans are secured by collateral of at least 102% of the value of U.S. securities loaned and 105% of the value of foreign securities loaned. Collateral equivalent to at least 100% of the market value of securities on loan is maintained at all times. Collateral is either in the form of cash, which can be invested in certain money market mutual funds managed by the Manager, U.S. Government and Agency securities or letters of credit. The fund is entitled to receive all income on securities loaned, in addition to income earned as a result of the lending transaction. Although each security loaned is fully collateralized, the fund bears the risk of delay in recovery of, or loss of rights in, the securities loaned should a borrower fail to return the securities in a timely manner.

The fund adopted the provisions of ASC Topic 815 “Derivatives and Hedging” which requires qualitative disclosures about objectives and strategies for using derivatives, quantitative disclosures about fair value amounts of gains and losses on derivative instruments and disclosures about credit-risk-related contingent features in derivative agreements. The fund held no derivatives during the period ended March 31, 2010.These disclosures did not impact the notes to the financial statements.

Additional investment related disclosures are hereby incorporated by reference to the annual and semi-annual reports previously filed with the Securities and Exchange Commission on Form N-CSR.

Item 2. Controls and Procedures.

(a) The Registrant's principal executive and principal financial officers have concluded, based on their evaluation of the Registrant's disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the Registrant's disclosure controls and procedures are reasonably designed to ensure that information required to be disclosed by the Registrant on Form N-Q is recorded, processed, summarized and reported within the required time periods and that information required to be disclosed by the Registrant in the reports that it files or submits on Form N-Q is accumulated and communicated to the Registrant's management, including its principal executive and principal financial officers, as appropriate to allow timely decisions regarding required disclosure.

(b) There were no changes to the Registrant's internal control over financial reporting that occurred during the Registrant's most recently ended fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3. Exhibits.

(a) Certifications of principal executive and principal financial officers as required by Rule 30a-2(a) under the Investment Company Act of 1940.

FORM N-Q

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this Report to be signed on its behalf by the undersigned, thereunto duly authorized.

Dreyfus Appreciation Fund, Inc.

By:	/s/ Bradley J. Skapyak
Bradley J. Skapyak
President

Date:	May 24, 2010

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this Report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:	/s/ Bradley J. Skapyak
Bradley J. Skapyak
President

Date:	May 24, 2010

By:	/s/ James Windels
James Windels
Treasurer

Date:	May 24, 2010

EXHIBIT INDEX

(a) Certifications of principal executive and principal financial officers as required by Rule 30a-2(a) under the Investment Company Act of 1940. (EX-99.CERT)